SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL [Abstract]
SHARE CAPITAL
14.  SHARE CAPITAL

Authorized share capital:
(in thousands of $ except for per share amounts)	2011	2010
50 million (2010: 35 million) common shares of $0.01 each	500	350

At the Annual General Meeting in September 2011, a resolution was passed to increase the authorized share capital from $350,000 to $500,000 divided into common shares of $0.01 par value each.

Issued and fully paid share capital:
(in thousands of $)	2011	2010
At January 1	244	171
Issued during the year	-	73
At December 31	244	244

In July 2010, 1,464,515 shares were issued to Golden Ocean Group Limited ("Golden Ocean") at $17.07 per share as part of the purchase consideration for the 2010-built Capesize dry bulk carrier, Golden Future. In October 2010, the Company issued 4,887,500 new shares at $19.00 through a public offering and issued 973,684 shares to Golden Ocean at $19.00 per share as part of the purchase consideration for the 2010-built Capesize dry bulk carrier, Golden Zhejiang.